Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 6 - Commitments and Contingencies

Revolving Credit Facility

On January 31, 2008 the Company entered into a revolving credit line with a bank. The credit facility provides for $100,000 at prime plus .5%, 3.75% at December 31, 2011, and is secured by all assets of the Company and personally guaranteed by the Company’s principal shareholder. As of December 31, 2011, the Company owed $100,292 under this agreement.

Loan Payable

On August 04, 2010, the Company entered into a note payable with Systems Trading, LLC in settlement of past due balances owed by SafeData related to certain capital leases. The note bears interest at 4%, and is due in 24 equal installments of $11,927 commencing February 4, 2011 through January 04, 2013. The note payable balance as of December 31, 2011 is $140,069.

Total maturities of the long term debt are as follows:

For the year ending December 31
2012	$139,604
2013	11,887

$140,069

Operating Leases

The Company currently leases office space in New York, NY; Garden City, NY and Warwick, RI.

The lease for office space in Warwick, RI calls for monthly payments of $5,400 plus a portion of the operating expenses beginning in April 2012 and ending in December 2012.

The lease for office space in Garden City, NY calls for escalating monthly payments ranging from $6,056 to $6,617 plus a portion of the operating expenses through June 2014.

The lease for office space in New York, NY was prepaid in August 2011 for the 9 ½ months period ending May 29, 2012.  The prepaid rent was $35,915 and the deposit was $1,500.

Minimum obligations under these lease agreements are as follows:

For the year Ending December 31,:
2012	$85,580
2013	78,259
2014	39,709

$334,915

Rent expense for the years ended December 31, 2011 and December 31, 2010 was $178,581 and $116,203 respectively.